UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 3207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

General Money Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General Money
Market Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General Money Market Fund, covering the six-month period from December 1, 2014, through May 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Longer term U.S.Treasury securities fared well early in the reporting period when long-term interest rates fell amid robust demand from global investors, but returns later moderated amid heightened market volatility stemming from renewed domestic economic concerns and expectations of higher short-term interest rates over the months ahead.Yet, yields of money market instruments remained steady, anchored near zero percent by an unchanged target for overnight interest rates. Yields also experienced downward pressure from robust demand for a relatively limited supply of money market-eligible instruments.

We remain optimistic regarding the outlook for the U.S. economy. We believe the domestic economic recovery has resumed after a winter soft patch, labor markets remain strong, energy prices have climbed from previous lows, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address persistent global economic weakness. Nonetheless, we believe short-term interest rates remain near current levels at least until later in 2015, and any eventual rate hikes may be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2014, through May 31, 2015, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2015, General Money Market Fund’s Class A shares produced an annualized yield of 0.01%, and its Class B shares produced an annualized yield of 0.01%. Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.01% and 0.01%, respectively.1

Amid continued evidence of a persistent-but-choppy economic recovery, money market yields remained anchored near zero percent as the Federal Reserve Board (the “Fed”) left its target for the federal funds rate unchanged in a range between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital.To pursue its goal, the fund invests in a diversified portfolio of high-quality, short-term dollar-denominated debt securities. These include securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

U.S. Economic Recovery Back on Track after Soft Patch

The reporting period began in the midst of a sustained domestic economic recovery, but GDP growth decelerated to a 2.2% annualized rate during the fourth quarter of 2014 after posting more robust growth earlier in the year. Yet, economic news

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

remained positive in December 2014, with the unemployment rate slipping to 5.6% and the creation of 329,000 jobs. January 2015 saw not just the addition of another 201,000 jobs, but compensation for hourly workers jumped by its largest margin since the recession. A slight increase in the unemployment rate to 5.7% was attributed to more workers entering the labor force. The unemployment rate dipped to 5.5% in February, and 266,000 jobs were created across a variety of industries. Wages and personal incomes also moved higher during the month, while energy prices began to rebound from previously depressed levels. On a more negative note, exports and orders for durable goods weakened in February, and retail sales proved disappointing.

March brought less encouraging economic news when job creation moderated to 119,000 positions even as the unemployment rate was unchanged. Moreover, an appreciating U.S. dollar drove the U.S. trade deficit to a six-and-a-half year high. In contrast, average hourly wages rose 0.3% during the month, helping to push the personal savings rate to its highest level in more than two years. For the first quarter overall, the U.S. economy contracted modestly, posting an annualized GDP growth rate of –0.7%.

The economy seemed to rebound in April.The unemployment rate slid to 5.4% and 221,000 new jobs were created, lending credence to the Fed’s comments that the forces behind the winter soft patch were transitory.Average hourly earnings continued to advance modestly during the month, and the manufacturing and service sectors continued to expand.The housing market also showed renewed signs of life in April when housing starts surged about 9% above year-ago levels and permit issuance for new construction climbed about 6% on a year-over-year basis. In contrast, industrial production dropped for the fifth consecutive month, which some analysts attributed to seasonal factors and the impact of lower commodity prices on mining output.

The rebound continued in May, as employers added an estimated 280,000 jobs and hourly wages in the private sector rose 0.3%.The unemployment rate ticked higher to 5.5% as previously discouraged workers resumed their job searches. Meanwhile, stabilizing currency exchange rates enabled the U.S. trade deficit to shrink significantly during the month, and retail sales posted robust gains.

Rates May Begin Rising Gradually Later This Year

At its June meeting, the Fed reiterated that “it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2%,” and “economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.” Therefore, while many analysts expect the first in a series of rate hikes later this year, those increases are likely to be gradual.

In light of these expectations — and until it becomes clearer that higher short-term rates are imminent — we currently intend to maintain the fund’s weighted average maturity in a range we consider to be in line with industry averages. As always, we remain focused on well-established issuers with good quality and liquidity characteristics.

June 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
The fund’s short-term corporate and asset-backed securities holdings involve credit and liquidity risks and risk of principal loss.
1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Money Market Fund, Inc. from December 1, 2014 to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015
	Class A	Class B
Expenses paid per $1,000†	$1.00	$1.00
Ending value (after expenses)	$1,000.10	$1,000.10

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015
	Class A	Class B
Expenses paid per $1,000†	$1.01	$1.01
Ending value (after expenses)	$1,023.93	$1,023.93

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A and .20% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

STATEMENT OF INVESTMENTS

May 31, 2015 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—37.3%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.30%, 10/15/15	200,000,000		200,000,000
Bank of Nova Scotia (Yankee)
0.31%, 6/8/15	100,000,000	[a,b]	100,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%—0.25%, 6/4/15—6/26/15	550,000,000		550,000,000
BNP Paribas (Yankee)
0.25%, 6/3/15	250,000,000		250,000,000
Commonwealth Bank of Australia (Yankee)
0.26%, 6/22/15	200,000,000	[a,b]	200,000,000
DZ Bank AG (Yankee)
0.32%—0.33%, 10/5/15—10/14/15	400,000,000		400,000,000
HSBC Bank USA (Yankee)
0.36%, 6/1/15	530,000,000	[a]	530,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.26%, 8/14/15	100,000,000	[b]	100,000,000
Mizuho Bank Ltd/NY (Yankee)
0.26%, 8/13/15—8/18/15	400,000,000		400,000,000
National Australia Bank (Yankee)
0.25%, 6/10/15	100,000,000	[a,b]	100,000,000
Norinchukin Bank/NY (Yankee)
0.24%—0.26%, 6/25/15—8/26/15	488,000,000		488,000,000
Rabobank Nederland/NY (Yankee)
0.14%—0.30%, 6/9/15—10/23/15	308,000,000		308,000,187
Royal Bank of Canada (Yankee)
0.30%, 11/20/15	300,000,000		300,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%—0.26%, 6/17/15—8/20/15	650,000,000	[b]	650,000,000
Toronto Dominion Bank NY (Yankee)
0.31%, 10/27/15	250,000,000		250,000,000
Wells Fargo Bank, NA
0.29%—0.32%, 6/1/15—7/10/15	500,000,000	[a]	500,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,326,000,187)			5,326,000,187

Commercial Paper—25.2%
ASB Finance Ltd.
0.28%, 6/23/15	125,000,000	[a,b]	124,999,156
Bank of Nova Scotia
0.28%, 8/5/15	500,000,000	[b]	499,747,222

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
Barclays US CCP Funding LLC
0.12%, 6/1/15	200,000,000	[b]	200,000,000
BNP Paribas Finance Inc.
0.25%, 7/2/15	250,000,000		249,946,181
Caisse Centrale Desjardins
0.28%, 7/22/15	150,000,000	[b]	150,000,000
DBS Bank Ltd./Singapore
0.25%, 7/6/15	200,000,000	[b]	199,951,389
Erste Abwicklungsanstalt
0.26%—0.27%, 7/17/15—8/3/15	242,000,000	[b]	241,912,589
General Electric Capital Corp.
0.25%—0.28%, 7/29/15—9/1/15	330,000,000		329,819,222
HSBC Bank PLC
0.32%—0.34%, 6/22/15—6/23/15	150,000,000	[b]	150,000,000
JP Morgan Securities LLC (3A3)
0.40%, 11/10/15	100,000,000		99,820,000
National Australia Bank
0.27%, 7/6/15	200,000,000	[b]	199,948,472
National Australia Funding (DEL), Inc.
0.28%, 8/14/15	400,000,000	[b]	400,000,000
Oversea-Chinese Banking Corp./NY
0.24%, 6/3/15	50,000,000		49,999,333
Rabobank Nederland/NY
0.30%, 9/2/15	350,000,000		349,733,271
Westpac Banking Corp.
0.27%—0.30%, 7/1/15—8/12/15	360,000,000	[b]	360,000,655
Total Commercial Paper
(cost $3,605,877,490)			3,605,877,490

Asset-Backed Commercial Paper—4.3%
Collateralized Commercial Paper II Co., LLC
0.30%—0.36%, 6/9/15—9/3/15	400,000,000	[b]	399,842,333
Collateralized Commercial Paper Program
Co., LLC 0.19%—0.40%, 7/20/15—12/2/15	208,000,000		207,589,042
Total Asset-Backed Commercial Paper
(cost $607,431,375)			607,431,375

	Principal
Time Deposits—27.8%	Amount ($)		Value ($)
Australia and New Zealand Banking
Group Ltd. (Grand Cayman)
0.08%, 6/1/15	513,000,000		513,000,000
Credit Agricole (Grand Cayman)
0.07%, 6/1/15	600,000,000		600,000,000
DnB Bank (Grand Cayman)
0.06%, 6/1/15	100,000,000		100,000,000
Lloyds Bank (London)
0.06%, 6/1/15	700,000,000		700,000,000
Natixis New York (Grand Cayman)
0.07%, 6/1/15	566,000,000		566,000,000
Skandinaviska Enskilda Banken
NY (Grand Cayman)
0.06%, 6/1/15	500,000,000		500,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.06%, 6/1/15	500,000,000		500,000,000
Swedbank (Grand Cayman)
0.06%, 6/1/15	500,000,000		500,000,000
Total Time Deposits
(cost $3,979,000,000)			3,979,000,000

U.S. Government Agency—.4%
Federal Home Loan Mortgage Corp.
0.12%, 10/27/15
(cost $49,975,333)	50,000,000	[c]	49,975,333

U.S. Treasury Notes—.1%
0.24%, 2/15/16—3/31/16
(cost $20,019,360)	20,000,000		20,019,360

Repurchase Agreements—4.1%
Barclays Capital, Inc.
0.09%, dated 5/29/15, due 6/1/15 in the
amount of $13,000,098 (fully collateralized
by $12,860,400 U.S. Treasury Notes, 2.25%,
due 4/30/21, value $13,260,012)	13,000,000		13,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
BNP Paribas Prime Brokerage Inc.
0.31%, dated 12/15/14, due 7/5/15 in the amount
of $125,003,229 (fully collateralized by Various
Common Stocks, value $137,500,033)	125,000,000 [d]	125,000,000
Credit Agricole CIB
0.09%, dated 5/29/15, due 6/1/15 in the amount of
$450,003,375 (fully collateralized by $43,813,416
U.S. Treasury Bills, due 6/11/15-9/24/15, value
$43,808,144, $73,064,091 U.S. Treasury Bonds,
2.75%-8.88%, due 5/15/16-5/15/43, value
$92,803,363, $111,563 U.S. Treasury Floating Rate
Notes, 0.09%, due 4/30/17, value $111,565,
$111,963,375 U.S. Treasury Inflation Protected
Securities, 0.13%-3.88%, due 1/15/16-2/15/44,
value $131,491,995 and $188,823,168 U.S. Treasury
Notes, 0.25%-5.13%, due 7/31/15-2/15/24, value
$190,784,933)	450,000,000	450,000,000
Total Repurchase Agreements
(cost $588,000,000)		588,000,000

Total Investments (cost $14,176,303,745)	99.2%	14,176,303,745

Cash and Receivables (Net)	.8%	117,893,072

Net Assets	100.0%	14,294,196,817

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31 2015, these securities amounted to $4,076,401,816 or 28.5% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
d Investment has a put feature and a variable or floating rate.The interest rate shown is the current rate as of May 31,
2015 and changes periodically.The maturity date reflects early termination date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	88.0	Finance	2.3
Asset-Backed/Banking	4.3	U.S. Government and Agency	.5
Repurchase Agreements	4.1		99.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	14,176,303,745	14,176,303,745
Cash		161,113
Receivable for investment securities sold		115,000,000
Interest receivable		3,843,373
Prepaid expenses		1,882,438
		14,297,190,669
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		2,480,244
Payable for shares of Common Stock redeemed		360,378
Accrued expenses		153,230
		2,993,852
Net Assets ($)		14,294,196,817
Composition of Net Assets ($):
Paid-in capital		14,294,134,975
Accumulated net realized gain (loss) on investments		61,842
Net Assets ($)		14,294,196,817

Net Asset Value Per Share
	Class A	Class B
Net Assets	1,877,248,680	12,416,948,137
Shares Outstanding	1,877,220,088	12,416,914,887
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	16,114,727
Expenses:
Management fee—Note 2(a)	37,639,749
Shareholder servicing costs—Note 1 and Note 2(c)	19,807,153
Distribution, service and prospectus fees—Note 2(b)	15,320,937
Registration fees	991,637
Shareholders’ reports	225,685
Directors’ fees and expenses—Note 2(d)	351,191
Custodian fees—Note 2(c)	293,736
Professional fees	39,727
Miscellaneous	71,993
Total Expenses	74,741,808
Less—reduction in expenses due to undertaking—Note 2(a,c)	(59,309,810)
Less—reduction in fees due to earnings credits—Note 2(c)	(12,430)
Net Expenses	15,419,568
Investment Income—Net	695,159
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	2,528
Net Increase in Net Assets Resulting from Operations	697,687

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Operations ($):
Investment income—net	695,159	1,428,938
Net realized gain (loss) on investments	2,528	59,314
Net Increase (Decrease) in Net Assets
Resulting from Operations	697,687	1,488,252
Dividends to Shareholders from ($):
Investment income—net:
Class A	(89,035)	(183,251)
Class B	(606,124)	(1,267,497)
Total Dividends	(695,159)	(1,450,748)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	2,649,069,700	5,550,728,591
Class B	9,084,624,580	19,564,696,832
Dividends reinvested:
Class A	89,035	182,849
Class B	606,124	1,257,176
Cost of shares redeemed:
Class A	(2,693,690,124)	(5,438,058,241)
Class B	(9,710,127,804)	(19,201,747,164)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(669,428,489)	477,060,043
Total Increase (Decrease) in Net Assets	(669,425,961)	477,097,547
Net Assets ($):
Beginning of Period	14,963,622,778	14,486,525,231
End of Period	14,294,196,817	14,963,622,778

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2015			Year Ended November 30,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividends from
investment income—net[a] (.000)			(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value,
end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02	[b]	.01	.01	.01	.03	.03
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.74	[b]	.73	.73	.74	.75	.75
Ratio of net expenses
to average net assets	.20	[b]	.17	.19	.26	.22	.30
Ratio of net investment
income to average
net assets	.01	[b]	.01	.01	.01	.03	.03
Net Assets, end of period
($ x 1,000)	1,877,249		1,921,780	1,808,922	1,763,266	1,824,285	1,693,043
a Amount represents less than $.001 per share.
b Annualized.
See notes to financial statements.

Six Months Ended
May 31, 2015					Year Ended November 30,
Class B Shares (Unaudited)			2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment
income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001
Distributions:
Dividends from
investment
income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.001)
Net asset value,
end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.02	[b]	.01		.01		.01		.05		.05
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average
net assets	1.03	[b]	1.03		1.03		1.03		1.04		1.04
Ratio of net expenses
to average
net assets	.20	[b]	.17		.19		.26		.20		.28
Ratio of net investment
income to average
net assets	.01	[b]	.01		.01		.01		.05		.05
Net Assets,
end of period
($ x 1,000)	12,416,948		13,041,843		12,677,604		12,416,095		11,943,925		10,916,611

a Amount represents less than $.001 per share.
b Annualized.
See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 35.5 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (7 billion shares authorized) and Class B (28.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2015, sub-accounting service fees amounted to $3,281,293 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	14,176,303,745
Level 3—Significant Unobservable Inputs	—
Total	14,176,303,745
† See Statement of Investments for additional detailed categorizations.

At May 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2014 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2015, there was no reduction in expenses pursuant to the Agreement.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $58,610,599 during the period ended May 31, 2015.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost, of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an annual rate of .20% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2015, Class A shares were charged $1,964,459 pursuant to the Service Plan.

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2015, Class B shares were charged $13,356,478 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (the “Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2015, Class A shares were charged $42,848 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

Dreyfus had undertaken, from December 1, 2014 through May 31, 2015, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.02% of the value of the average daily net assets of its shares. Such expense limita-

tions are voluntary, temporary and may be terminated at any time. During the period ended May 31, 2015, Class B shares were charged $16,406,824 pursuant to the Class B Shareholder Services Plan, of which $699,211 was reimbursed by Dreyfus.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2015, the fund was charged $65,004 for transfer agency services and $2,853 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $139.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $293,736 pursuant to the custody agreement.These fees were partially offset by earnings credits of $12,291.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended May 31, 2015, the fund was charged $2,216 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2015, the fund was charged $6,140 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $6,118,740, Distribution Plan fees $2,447,532, Shareholder Services Plan fees $3,199,431, custodian fees $183,967, Chief Compliance Officer fees $2,113 and transfer agency fees $27,689, which are offset against an expense reimbursement currently in effect in the amount of $9,499,228.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the funds’ financial statements.

NOTE 4—Plan of Reorganization:

On February 18, 2015, the Board approved an Agreement and Plan of Reorganization (the “Reorganization”) between the fund, and Touchstone Investment Trust, on behalf of Touchstone Money Market Fund (the “Acquired Fund”). The Reorganization was approved by shareholders of the Acquired Fund and occurred on June 19, 2015.

The Reorganization provides for the Acquired Fund to transfer all of its assets, subject to its liabilities, to the fund, in exchange for a number of Class A shares of the fund of equal value to the assets less liabilities of the Acquired Fund.The fund’s Class A shares will then be distributed to the Acquired Fund’s shareholders on a pro rata basis in liquidation of the Acquired Fund.

NOTE 5—Subsequent Event:

At a meeting held on February 18, 2015, the Board approved an increase in the authorized shares of the fund from 25.5 billion to 35.5 billion, 10 billion of such shares to be classified as Class B shares.

At a meeting held on May 5, 2015, the Board (a) authorized the creation of an additional class of shares of common stock to be designated “Dreyfus Class” shares; and, (b) approved an increase in the authorized shares of the fund from 35.5 billion to 42.5 billion, 7 billion of such new shares to be classified as Dreyfus Class shares of the fund. The shares were declared effective by the SEC on June 5, 2015 and will be offered beginning on or about September 1, 2015.

The Fund 25

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)